                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2009

Check here if Amendment:[X];       Amendment Number:  1

This Amendment (check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfax Financial Holdings Limited
Address:  95 Wellington Street West
          Suite 800
          Toronto, ON M5J 2N7

Form 13F File Number:  028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eric P. Salsberg
Title:  Vice President, Corporate Affairs
Phone:  416-367-4941

Signature, Place, and Date of Signing:


/s/  Eric P. Salsberg                 Toronto, ON               August 17, 2009
-----------------------------


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:              $5,359,127
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name
---    --------------------             ----
01     028-12555                        Hamblin Watsa Investment Counsel Ltd.
02     028-12556                        V. Prem Watsa






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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                 June 30, 2009


COLUMN 1                            COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------                         --------------  ---------  --------   --------------------  ---------- --------- ------------------
                                                                                                                   VOTING AUTHORITY
                                                               VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER ------------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP  (X$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
--------------                   --------------  ---------  --------   ---------  ---  ----  ----------  -------- ----  ------  ----
ALCOA INC                                   COM  013817101    93,588   9,068,567   SH           DEFINED     01,02 SOLE
BALDWIN & LYONS INC CL B                   CL B  057755209    19,107     969,875   SH           DEFINED     01,02 SOLE
BCE INC.                                    COM  05534B760    65,580   3,173,400   SH           DEFINED     01,02 SOLE
BERKSHIRE HATHAWAY INC.                    CL B  084670207       347         120   SH           DEFINED     01,02 SOLE
BERKSHIRE HATHAWAY INC.                    CL A  084670108       358           4   SH           DEFINED     01,02 SOLE
BRISTOL-MYERS SQB                           COM  110122108       203      10,000   SH           DEFINED     01,02 SOLE
BROWN & BROWN INC                           COM  115236101       239      12,000   SH           DEFINED     01,02 SOLE
BURLINGTON NORTHN SANTA FE CP               COM  12189T104   153,552   2,088,000   SH           DEFINED     01,02 SOLE
CFS BANCORP INC.                            COM  12525D102        42      10,000   SH           DEFINED     01,02 SOLE
CRESUD S A C I F Y A              SPONSORED ADR  226406106    18,648   1,977,500   SH           DEFINED     01,02 SOLE
DELL INC                                    COM  24702R101   477,303  34,763,489   SH           DEFINED     01,02 SOLE
FIRST PLACE FINANCIAL/OHIO                  COM  33610T109        30      10,000   SH           DEFINED     01,02 SOLE
FRONTIER COMMUNICATIONS CORP                COM  35906A108   111,182  15,593,600   SH           DEFINED     01,02 SOLE
GANNETT INC                                 COM  364730101     5,414   1,520,659   SH           DEFINED     01,02 SOLE
GENERAL ELECTRIC CO                         COM  369604103   214,259  18,312,770   SH           DEFINED     01,02 SOLE
INTEL CORP                                  COM  458140100   115,194   6,973,000   SH           DEFINED     01,02 SOLE
INTERNATIONAL COAL GRP INC NEW              COM  45928H106   104,137  36,539,400   SH           DEFINED     01,02 SOLE
JOHNSON & JOHNSON                           COM  478160104   390,615   6,884,300   SH           DEFINED     01,02 SOLE
KING PHARMACEUTICALS INC                    COM  495582108    80,014   8,317,500   SH           DEFINED     01,02 SOLE
KRAFT FOODS INC                            CL A  50075N104   252,130   9,949,871   SH           DEFINED     01,02 SOLE
LEUCADIA NATL CORP                          COM  527288104    21,090   1,000,000   SH           DEFINED     01,02 SOLE
LEVEL 3 COMMUNICATIONS INC          NOTE 5.000%
                                    JAN 15 2013  52729NBM1   118,699 100,062,000  PRN           DEFINED     01,02 SOLE
LEVEL 3 COMMUNICATIONS INC                  COM  52729N100   207,522 139,276,421   SH           DEFINED     01,02 SOLE
MAGNA INTL INC                             CL A  559222401   228,509   5,409,776   SH           DEFINED     01,02 SOLE
MERCK & CO. INC.                            COM  589331107       223       8,000   SH           DEFINED     01,02 SOLE
METHANEX CORP                               COM  59151K108     3,645     300,000   SH           DEFINED     01,02 SOLE
MOHAWK INDS INC                             COM  608190104       207       5,800   SH           DEFINED     01,02 SOLE
NAM TAI ELECTRS INC                         COM  629865205       106      25,000   SH           DEFINED     01,02 SOLE
NEW YORK COMMUNITY BANCORP INC              COM  649445103       267      25,000   SH           DEFINED     01,02 SOLE
NEWMARKET CORP                              COM  651587107       269       4,000   SH           DEFINED     01,02 SOLE
ODYSSEY RE HOLDINGS CORP                    COM  67612W108 1,693,856  42,399,400   SH           DEFINED     01,02 SOLE
OFFICE DEPOT INC                            COM  676220106       126      27,800   SH           DEFINED     01,02 SOLE
OLD REPUBLIC INTL CORPORATION               COM  680223104       197      20,000   SH           DEFINED     01,02 SOLE
OVERSTOCK.COM INC                           COM  690370101    40,462   3,388,774   SH           DEFINED     01,02 SOLE
OVERSTOCK.COM INC                   NOTE 3.750%
                                    DEC 01 2009  690370AB7    25,258  36,873,000  PRN           DEFINED     01,02 SOLE
PFIZER INC                                  COM  717081103     3,617     241,300   SH           DEFINED     01,02 SOLE
PIER 1 IMPORTS INC                  NOTE 6.375%
                                        2/15/11  720279AH1     1,575   2,500,000  PRN           DEFINED     01,02 SOLE
RYANAIR HLDGS PLC                 SPONSORED ADR  783513104     5,507     194,100   SH           DEFINED     01,02 SOLE
SANDRIDGE ENERGY INC                        COM  80007P307    10,548   1,240,900   SH           DEFINED     01,02 SOLE
STEWART ENTERPRISES INC                    CL A  860370105    19,678   4,082,546   SH           DEFINED     01,02 SOLE
US BANCORP DEL                          COM NEW  902973304   284,407  15,870,900   SH           DEFINED     01,02 SOLE
USG Corp                                COM NEW  903293405    73,407   7,311,500   SH           DEFINED     01,02 SOLE
VIACOM INC - CL. B                         CL B  92553P201     9,080     400,000   SH           DEFINED     01,03 SOLE
WAL-MART STORES INC                         COM  931142103    10,641     220,000   SH           DEFINED     01,04 SOLE
WELLS FARGO & CO. NEW                       COM  949746101   485,896  20,028,700   SH           DEFINED     01,05 SOLE
WESCO FINANCIAL CORP                        COM  950817106       317       1,100   SH           DEFINED     01,06 SOLE
ZENITH NATL INS CORP                        COM  989390109    12,078     555,800   SH           DEFINED     01,07 SOLE